Income Tax (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Account - noncurrent:
Tax losses carryforwards	$ 913,954	$ 594,501
Less: Valuation allowance	(913,954)	(594,501)
Total deferred tax account - noncurrent